STOCK-BASED COMPENSATION - 2022 Equity Incentive Plan (Details)	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Number of Options Outstanding
Granted (in shares)	1,478,915
Exercised (in shares)	0
Cancelled (in shares)	13,098
Options outstanding, end of period (in shares)	1,465,817
Exercisable, end of period (in shares)	0
Vested and expected to vest, end of period (in shares)	1,465,817
Weighted-average Exercise Price
Granted (in dollars per share) | $ / shares	$ 5.20
Cancelled (in dollars per share) | $ / shares	5.20
Options outstanding, end of period (in dollars per share) | $ / shares	5.20
Options vested and expected to vest, end of period (in dollars per share) | $ / shares	$ 5.20
Weighted average Remaining Contractual Life and intrinsic value
Weighted-average remaining life, Options outstanding	9 years 10 months 2 days
Weighted-average remaining life, Options vested and expected to vest, end of period	9 years 10 months 2 days
Intrinsic value, Options outstanding, end of period | $	$ 13,184
Intrinsic value, Options vested and expected to vest, end of period | $	$ 13,184
Weighted-average grant date fair value of options granted | $ / shares	$ 2.91
Stock option vested | $	$ 0